Condensed Consolidating Financial Information - Condensed Statement of Operations and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net sales	$ 2,070,324	$ 2,569,090	$ 2,828,892	$ 2,318,730	$ 3,024,816	$ 4,052,324	$ 4,351,290	$ 3,725,143	$ 9,787,036	$ 15,153,573	$ 10,086,070
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,706,406	1,895,772	2,177,887	1,741,310	2,448,502	3,379,555	3,731,169	3,160,737	7,521,375	12,719,963	8,690,222
Direct operating expenses (exclusive of depreciation and amortization)	228,451	234,440	224,723	215,311	230,639	218,183	203,463	198,349	902,925	850,634	523,836
Selling, general and administrative expenses	55,437	54,465	59,540	55,803	55,442	57,206	54,640	58,732	225,245	226,020	137,031
Affiliate severance costs					0	0	3,479	9,399	0	12,878	0
Loss (gain) and impairments on disposal of assets, net	208	(52)	(387)	282	7,591	(66)	119	886	51	8,530	(4,989)
Maintenance turnaround expense	836	490	593	105	140	1,883	0	46,446	2,024	48,469	50,249
Depreciation and amortization	52,845	51,377	51,143	49,926	49,398	46,910	47,848	46,410	205,291	190,566	117,848
Total operating costs and expenses	2,044,183	2,236,492	2,513,499	2,062,737	2,791,712	3,703,671	4,040,718	3,520,959	8,856,911	14,057,060	9,514,197
Operating income	26,141	332,598	315,393	255,993	233,104	348,653	310,572	204,184	930,125	1,096,513	571,873
Other income (expense):
Income (Loss) from Equity Method Investments									0	0	0
Interest income	153	186	201	163	289	483	221	195	703	1,188	746
Interest expense and other financing costs	(26,434)	(26,896)	(27,316)	(24,957)	(22,054)	(18,250)	(27,801)	(28,957)	(105,603)	(97,062)	(74,581)
Gains (Losses) on Extinguishment of Debt					0	0	(1)	(8)	0	(9)	(46,773)
Other, net	1,604	4,327	4,024	3,206	2,397	(2,816)	983	1,482	13,161	2,046	2,214
Income before income taxes	1,464	310,215	292,302	234,405	213,736	328,070	283,974	176,896	838,386	1,002,676	453,479
Income Tax Expense (Benefit)	(6,034)	92,117	78,435	59,437	69,285	80,713	93,407	49,199	223,955	292,604	153,925
Net income	7,498	218,098	213,867	174,968	144,451	247,357	190,567	127,697	614,431	710,072	299,554
Less net income attributed to non-controlling interests	(6,047)	64,795	79,948	68,979	13,516	60,608	33,871	42,151	207,675	150,146	23,560
Net income attributable to Western Refining, Inc.	$ 13,545	$ 153,303	$ 133,919	$ 105,989	$ 130,935	$ 186,749	$ 156,696	$ 85,546	406,756	559,926	275,994
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									408,698	558,985	276,818
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									5,602,023	8,749,303	4,351,217
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)									4,521,462	7,772,189	4,128,924
Direct operating expenses (exclusive of depreciation and amortization)									459,915	441,806	170,807
Selling, general and administrative expenses									106,471	111,754	26,119
Affiliate severance costs										12,878
Loss (gain) and impairments on disposal of assets, net									(569)	65	10
Maintenance turnaround expense									0	0	0
Depreciation and amortization									105,649	96,731	27,255
Total operating costs and expenses									5,192,928	8,435,423	4,353,115
Operating income									409,095	313,880	(1,898)
Other income (expense):
Income (Loss) from Equity Method Investments									0	0	0
Interest income									314	393	49
Interest expense and other financing costs									(48,782)	(25,732)	(5,205)
Gains (Losses) on Extinguishment of Debt										0	0
Other, net									12,669	2,650	1,822
Income before income taxes									373,296	291,191	(5,232)
Income Tax Expense (Benefit)									47	459	95
Net income									373,249	290,732	(5,327)
Less net income attributed to non-controlling interests									207,675	150,146	23,560
Net income attributable to Western Refining, Inc.									165,574	140,586	(28,887)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									166,861	140,122	(28,750)
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									7,543,712	11,004,242	10,387,943
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)									6,358,612	9,531,146	9,201,577
Direct operating expenses (exclusive of depreciation and amortization)									443,010	425,428	365,840
Selling, general and administrative expenses									118,585	114,080	110,727
Affiliate severance costs										0
Loss (gain) and impairments on disposal of assets, net									620	8,465	(4,999)
Maintenance turnaround expense									2,024	48,469	50,249
Depreciation and amortization									99,642	93,835	90,593
Total operating costs and expenses									7,022,493	10,221,423	9,813,987
Operating income									521,219	782,819	573,956
Other income (expense):
Income (Loss) from Equity Method Investments									42,470	51,747	(42,479)
Interest income									389	795	697
Interest expense and other financing costs									(2,717)	(1,044)	(802)
Gains (Losses) on Extinguishment of Debt										0	0
Other, net									492	(604)	392
Income before income taxes									561,853	833,713	531,764
Income Tax Expense (Benefit)									223,908	292,145	153,830
Net income									337,945	541,568	377,934
Less net income attributed to non-controlling interests									0	0	0
Net income attributable to Western Refining, Inc.									337,945	541,568	377,934
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									338,600	541,091	378,621
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)									0	0	0
Direct operating expenses (exclusive of depreciation and amortization)									0	0	0
Selling, general and administrative expenses									189	186	185
Affiliate severance costs										0
Loss (gain) and impairments on disposal of assets, net									0	0	0
Maintenance turnaround expense									0	0	0
Depreciation and amortization									0	0	0
Total operating costs and expenses									189	186	185
Operating income									(189)	(186)	(185)
Other income (expense):
Income (Loss) from Equity Method Investments									461,049	630,407	391,526
Interest income									0	0	0
Interest expense and other financing costs									(54,104)	(70,286)	(68,574)
Gains (Losses) on Extinguishment of Debt										(9)	(46,773)
Other, net									0	0	0
Income before income taxes									406,756	559,926	275,994
Income Tax Expense (Benefit)									0	0	0
Net income									406,756	559,926	275,994
Less net income attributed to non-controlling interests									0	0	0
Net income attributable to Western Refining, Inc.									406,756	559,926	275,994
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									406,756	559,926	275,994
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									(3,358,699)	(4,599,972)	(4,653,090)
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)									(3,358,699)	(4,583,372)	(4,640,279)
Direct operating expenses (exclusive of depreciation and amortization)									0	(16,600)	(12,811)
Selling, general and administrative expenses									0	0	0
Affiliate severance costs										0
Loss (gain) and impairments on disposal of assets, net									0	0	0
Maintenance turnaround expense									0	0	0
Depreciation and amortization									0	0	0
Total operating costs and expenses									(3,358,699)	(4,599,972)	(4,653,090)
Operating income									0	0	0
Other income (expense):
Income (Loss) from Equity Method Investments									(503,519)	(682,154)	(349,047)
Interest income									0	0	0
Interest expense and other financing costs									0	0	0
Gains (Losses) on Extinguishment of Debt										0	0
Other, net									0	0	0
Income before income taxes									(503,519)	(682,154)	(349,047)
Income Tax Expense (Benefit)									0	0	0
Net income									(503,519)	(682,154)	(349,047)
Less net income attributed to non-controlling interests									0	0	0
Net income attributable to Western Refining, Inc.									(503,519)	(682,154)	(349,047)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									$ (503,519)	$ (682,154)	$ (349,047)